TRADE AND OTHER RECEIVABLES, NET (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables	$ 724,446	$ 2,119,215
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 497,358	$ 627,423